Share capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital
Opening balance (in shares)	19,214,554	19,188,073	12,833,126
Ending balance (in shares)		19,214,554	19,188,073
Opening balance	$ 234,464	$ 224,200	$ 157,689
Cash-settled share-based payments - employees	60	83	351
Equity-settled share-based payments - employees	(41)	220
Options exercised	95	37
Ending balance	$ 283,546	$ 234,464	$ 224,200
Share capital
Share capital
Opening balance (in shares)	19,214,554	19,188,073
Cash-settled share-based payments - employees (in shares)	4,795	6,787
Equity-settled share-based payments - employees (in shares)	75,435	14,694
Options exercised (in shares)	10,000	5,000
Ending balance (in shares)	19,304,784	19,214,554	19,188,073
Opening balance	$ 165,408	$ 165,068	$ 83,471
Cash-settled share-based payments - employees	60	83	351
Equity-settled share-based payments - employees	766	220
Options exercised	95	37
Ending balance	$ 166,329	$ 165,408	$ 165,068